Intangible Assets - Changes in Goodwill by Business Segment (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	¥ 215,808	¥ 215,808	¥ 273,725
Acquisitions		31,647	4,707
Disposals		(1,466)
Impairment losses		0	(62,624)	¥ (28,607)
Exchange differences		(2,162)
Carrying amount, ending balance		243,827	215,808	273,725
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance			278,432	273,725
Carrying amount, ending balance		306,451		278,432
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance			(62,624)
Carrying amount, ending balance				(62,624)
Retail Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	63,418	63,418	63,418
Disposals		(1,466)
Carrying amount, ending balance		61,952	63,418	63,418
Retail Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance			63,418	63,418
Carrying amount, ending balance		61,952		63,418
Retail Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance		0
International Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	4,707	4,707
Acquisitions			4,707
Exchange differences		(843)
Carrying amount, ending balance		3,864	4,707
International Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance			4,707
Carrying amount, ending balance		3,864		4,707
International Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance		0
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	147,683	147,683	210,307
Acquisitions	¥ 17,022	31,647
Impairment losses			(62,624)
Exchange differences		(1,319)
Carrying amount, ending balance		178,011	147,683	210,307
Head Office Account and Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance			210,307	210,307
Carrying amount, ending balance		240,635		210,307
Head Office Account and Others [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance			¥ (62,624)
Carrying amount, ending balance		¥ (62,624)		¥ (62,624)